Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit Loss [Abstract]
Revenue – contingent rental (a)	$ 1,814	$ 1,319	$ 817
Employee compensation costs	129,521	85,368	52,190
Tax credits	3,650	4,017	3,827
Selling expenses	19,897	9,168	5,624
General and administrative expenses	$ 32,718	$ 22,235	$ 13,424